Financial Instruments with Off-Balance Sheet Risk (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability amount		$ 736,000	$ 970,000
Probable losses	0	0	0
Commitments to Extend Credit Under Amortizing Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	22,466,000	20,836,000	14,259,000
Commitments to Extend Credit Under Home Equity Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	16,405,000	17,628,000	21,403,000
Unused Portion of Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	4,879,000	5,502,000	5,684,000
Unused Portion of Business Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks asset amount	10,308,000	10,967,000	10,347,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability amount	$ 1,119,000	$ 736,000	$ 970,000